CONVERTIBLE SENIOR NOTES (Details) (USD $)	1 Months Ended			12 Months Ended
	Dec. 30, 2011	Jul. 31, 2011	Jul. 31, 2008	Dec. 31, 2011 USDPerADS	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2011	Jul. 15, 2011	Jul. 23, 2008
Convertible Senior Notes
Amortization expense				$ 2,101,948	$ 3,899,771	$ 3,905,195
Share Lending Agreement
ADSs issued as Loaned Shares									8,146,388
Par value per ADS (in dollars per ADS)									0.0005
Number of underwriters of Notes			1
Minimum percentage of market value of Loaned Shares kept as collateral during the term of the Share Lending Agreement				100.00%
Minimum amount of difference between fair value of collateral and fair value of the Loaned Shares, to notify underwriter				100,000
Additional debt issuance cost									4,100,000
Fair value of outstanding Loaned Shares				54,417,872	190,788,407	219,871,012
Cash payment for repurchase of notes				7,582,710
Gain on repurchase of debt				2,341,290
4% Convertible Senior Notes
Convertible Senior Notes
Debt issued			138,000,000
Interest rate (as a percent)									4.00%
Initial conversion rate per $1,000 initial principal amount of notes (in shares)				59.0318
Principal amount used for debt instrument conversion ratio				1,000
Conversion price per American Depository Share (in dollars per ADS)				16.94
Maximum conversion rate on a Fundamental Change (in shares)				71.4286
Conversion price per American Depository Share on a Fundamental Change (in dollars per ADS)				14.00
Repurchase price as a percentage of principal amount of notes		100.00%
Minimum percentage of notes that may be require redemption in the event of default				25.00%
Proceeds, net of issuance costs			132,392,740
Issuance costs			5,607,260
Amortization expense				2,101,948	3,899,771	3,905,195
Share Lending Agreement
Amount of debt outstanding				127,756,000				137,680,000
Aggregate principal amount of Notes repurchased	9,924,000						320,000
Cash payment for repurchase of notes	7,582,710
Gain on repurchase of debt	$ 2,341,290